Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2021
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Assets and liabilities held for sale	Assets and liabilities held for sale
The following table provides a breakdown of assets and liabilities held for sale at December 31, 2020:

(Euro thousands)	At December 31, 2020
Intangibles assets	656
Property plant and equipment	1,801
Right-of-use assets	83
Other non-current financial assets	—
Deferred tax assets	1,393
Inventories	7,079
Trade receivables	3,081
Tax receivables	455
Other financial assets	345
Other current assets	1,752
Cash and cash equivalents	580
Total assets	17,225
Employee benefits	1,130
Deferred tax liabilities	—
Lease liabilities	83
Derivative financial instruments	—
Other current liabilities	9,385
Provision for risks and charges	1,505
Tax liabilities	1,181
Trade payables and customer advances	3,441
Total liabilities	16,725
Assets and liabilities held for sale	500
Assets and liabilities held for sale at December 31, 2020 relate to the Agnona business and the Group’s operations in Korea. A write down of Euro 988 thousand was recognized in 2020 within write downs and other provisions in the statement of profit and loss as a result of the remeasurement of the assets in accordance with IFRS 5 upon classification as held of sale. The sale of 70% of the Agnona business and the Group’s operations in Korea were finalized during 2021 and the Group collected a total agreed consideration of Euro 500 thousand related to the Group’s operations in Korea.